COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 680
2023	188
2024	147
2025	0
2026	$ 0